Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

The following is a summary of equipment, at cost, less accumulated depreciation at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017

Autos	$64,458	$64,458
Medical equipment	13,969	5,000
Other equipment	8,774	8,774
	87,201	78,232
Less accumulated depreciation	79,460	77,168
	$7,741	$1,064

The following is a summary of equipment, at cost, less accumulated depreciation at December 31, 2017 and 2016:

	As of December 31,
	2017	2016

Autos	$64,458	$64,458
Medical equipment	5,000	5,000
Other equipment	8,774	8,774
	78,232	78,232
Less accumulated depreciation	77,168	62,407
	$1,064	$15,825